Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade accounts payable	$ 194.4	$ 198.2
Royalty payables	38.2	30.1
Other accounts payable and accrued liabilities	118.7	144.2
Payroll and severance liabilities	107.7	85.0
Value added tax liabilities	10.7	9.6
Other tax payables	19.7	30.9
Total accounts payable and accrued liabilities	$ 489.4	$ 498.0